SHARE-BASED PAYMENTS	12 Months Ended
Jun. 30, 2019
SHARE-BASED PAYMENTS [Abstract]
SHARE-BASED PAYMENTS
18.	SHARE-BASED PAYMENTS

(a)	Recognised Share-based Payment Expense

From time to time, the Group grants options and rights to officers, employees, consultants, lenders, and advisors as part of remuneration and incentive arrangements. The number of options or rights granted, and the terms of the options or rights granted are determined by the Board. Shareholder approval is sought where required.

During the past three years, the following expenses arising from share-based payments have been recognised:

	2019	2018	2017
	US$000	US$000	US$000

Expense arising from equity-settled share-based payment transactions	1,504	2,298	674

In addition to share-based payments recognised as an expense through profit or loss:

(a)
during fiscal 2019, a share-based payment of approximately US$1,325,000 relating to 25,000,000 lender options granted as consideration for the provision of the US$56 million Term Loan Facility from Tribeca (as agent) was capitalized as borrowing costs and offset against the borrowing;

(b)
during fiscal 2019, a share-based payment of approximately US$319,000 relating to 3,000,000 advisor shares granted to Argonaut Capital Limited for financial advisory services provided in relation to the US$56 million Term Loan Facility from Tribeca (as agent) was capitalized as borrowing costs and offset against the borrowing;

(c)
during fiscal 2019, a share-based payment of approximately US$180,000 relating to 4,444,444 lender options granted by as consideration for the provision of the previous US$21.7 million project loan facility from Macquarie Bank Limited was capitalized as borrowing costs and offset against the borrowing. Upon repayment of this loan in April 2019, the unamortized balance of this share-based payment was expensed through profit or loss;

(d)
during fiscal 2018, a share-based payment of US$248,000 relating to the grant of 6,000,000 underwriter options to Argonaut Capital Limited was recognised as share issue costs and offset against share capital; and

(e)
during fiscal 2017, a share-based payment of US$1,254,000 relating to the issue of 4,444,444 lender options to Macquarie Bank Limited in consideration for an offer to provide the previous US$21.7 million project loan facility from Macquarie Bank Limited to develop the Poplar Grove Mine was capitalized as borrowing costs and recognized as an asset.

(b)	Summary of Options and Rights Granted as Share-based Payments

The following table illustrates the number and weighted average exercise prices (“WAEP”) of options and rights granted as share-based payments at the beginning and end of the financial year:

	2019 Thousands of Options and Rights	2019 WAEP A$	2018 Thousands of Options and Rights	2018 WAEP A$	2017 Thousands of Options and Rights	2017 WAEP A$
Outstanding at beginning of year	25,574	$0.22	24,104	$0.17	10,324	$0.12
Granted during the year	39,044	$0.19	7,650	$0.26	21,854	$0.15
Forfeited and lapsed during the year	(2,200)	$0.38	(5,680)	$0.07	(5,924)	—
Exercised/converted during the year	(3,835)	—	(500)	$0.30	(2,150)	$0.23
Outstanding at end of year (1)	58,583	$0.21	25,574	$0.22	24,104	$0.17

Notes:

(1)
At June 30, 2018, the Company also had on issue 7,494,000 placement options exercisable at $0.50 each on or before July 31, 2018 which are not considered share-based payments under IFRS 2 as they were issued as part of a share placement. These options expired unexercised during the year ended June 30, 2019.

The following options and rights were granted as share-based payments during the past three years:

Series	Security Type	Number	Grant Date	Expiry Date	Exercise Price $	Grant Date Fair Value $
2019
Series 1	Rights	100,000	19-Dec-18	31-Dec-19	—	A$0.192
Series 2	Rights	400,000	19-Dec-18	31-Dec-20	—	A$0.192
Series 3	Rights	200,000	11-Jul-18	31-Dec-18	—	A$0.217
Series 4	Rights	300,000	11-Jul-18	31-Dec-19	—	A$0.217
Series 5	Rights	700,000	11-Jul-18	31-Dec-20	—	A$0.217
Series 6	Rights	100,000	19-Dec-18	31-Dec-18	—	A$0.192
Series 7	Rights	2,500,000	10-Dec-18	31-Dec-20	—	A$0.192
Series 8	Rights	3,000,000	10-Dec-18	31-Dec-21	—	A$0.192
Series 9	Options	575,000	10-Dec-18	31-Dec-23	A$0.30	A$0.074
Series 10	Options	575,000	10-Dec-18	31-Dec-23	A$0.40	A$0.059
Series 11	Options	575,000	10-Dec-18	31-Dec-23	A$0.50	A$0.049
Series 12	Options	575,000	10-Dec-18	31-Dec-23	A$0.60	A$0.041
Series 13	Options	4,444,444	10-Sep-18	10-Sep-22	A$0.34	A$0.056
Series 14	Options	18,000,000	30-Apr-19	30-Apr-23	A$0.20	A$0.075
Series 15	Options	7,000,000	30-Apr-19	13-Jun-23	A$0.20	A$0.076

2018
Series 1	Rights	50,000	23-May-17	31-Dec-18	—	A$0.456
Series 2	Rights	100,000	23-May-17	31-Dec-19	—	A$0.456
Series 3	Rights	400,000	23-May-17	31-Dec-20	—	A$0.456
Series 4	Rights	100,000	5-Jun-17	31-Dec-20	—	A$0.413
Series 5	Rights	200,000	16-Oct-17	31-Dec-19	—	A$0.359
Series 6	Rights	500,000	16-Oct-17	31-Dec-20	—	A$0.359
Series 7	Rights	100,000	11-Dec-17	31-Dec-19	—	A$0.351
Series 8	Rights	200,000	11-Dec-17	31-Dec-20	—	A$0.351
Series 9	Options	6,000,000	26-Jun-18	30-Jun-21	A$0.33	A$0.056

2017
Series 10	Options	1,000,000	25-Jan-17	31-Dec-18	A$0.45	A$0.239
Series 11	Options	4,444,444	05-Apr-17	05-Apr-21	A$0.66	A$0.376
Series 12	Rights	3,070,000	21-Dec-16	31-Dec-19	—	A$0.448
Series 13	Rights	3,695,000	25-Jan-17	31-Dec-18	—	A$0.523
Series 14	Rights	1,275,000	25-Jan-17	31-Dec-19	—	A$0.523
Series 15	Rights	4,870,000	25-Jan-17	31-Dec-20	—	A$0.523
Series 16	Rights	1,500,000	19-Jun-17	31-Dec-19	—	A$0.447
Series 17	Rights	2,000,000	19-Jun-17	31-Dec-20	-	A$0.447

(c)	Weighted Average Remaining Contractual Life

At June 30, 2019, the weighted average remaining contractual life of options and rights on issue that had been granted as share-based payments was 2.8 years (2018: 3.1 years) (2017: 2.6 years).

(d)	Range of Exercise Prices

At June 30, 2019, the range of exercise prices of options on issue that had been granted as share-based payments was A$0.20 to A$0.66 (2018: A$0.33 to A$0.66) (2017: A$0.30 to A$0.66).

(e)	Weighted Average Fair Value

The weighted average fair value of options and rights granted as share-based payments by the Group during the year ended June 30, 2019 was A$0.09 (2018: A$0.13) (2017: A$0.46).

(f)	Option and Performance Share Right Pricing Model

The fair value of employee options and lender options granted is estimated as at the date of grant using the Binomial option valuation model taking into account the terms and conditions upon which the options were granted. The fair value of employee rights granted is estimated as at the date of grant based on the underlying share price (being the volume weighted average share price over the five trading days prior to issuance).

The table below lists the inputs to the valuation model used for share options and performance share rights granted by the Group during the last three years:

2019 Inputs	Series 1	Series 2	Series 3	Series 4	Series 5	Series 6	Series 7	Series 8
Exercise price	—	—	—	—	—	—	—	—
Grant date share price	A$0.195	A$0.195	A$0.21	A$0.21	A$0.21	A$0.195	A$0.195	A$0.195
Dividend yield(1)	—	—	—	—	—	—	—	—
Volatility(2)	—	—	—	—	—	—	—	—
Risk-free interest rate	—	—	—	—	—	—	—	—
Grant date	19-Dec-18	19-Dec-18	11-Jul-18	11-Jul-18	11-Jul-18	19-Dec-18	10-Dec-18	10-Dec-18
Expiry date	31-Dec-19	31-Dec-20	31-Dec-18	31-Dec-19	31-Dec-20	31-Dec-18	31-Dec-20	31-Dec-21
Expected life (years)(3)	1.03	2.03	0.47	1.47	2.47	0.03	2.06	3.06
Fair value at grant date	A$0.192	A$0.192	A$0.217	A$0.217	A$0.217	A$0.192	A$0.192	A$0.192

2019 Inputs (cont.)	Series 9	Series 10	Series 11	Series 12	Series 13	Series 14	Series 15
Exercise price	A$0.30	A$0.40	A$0.50	A$0.60	A$0.34	A$0.20	A$0.20
Grant date share price	A$0.195	A$0.195	A$0.195	A$0.195	A$0.195	A$0.175	A$0.175
Dividend yield(1)	—	—	—	—	—	—	—
Volatility(2)	55%	55%	55%	55%	55%	60%	60%
Risk-free interest rate	2.11%	2.11%	2.11%	2.11%	2.02%	1.38%	1.38%
Grant date	10-Dec-18	10-Dec-18	10-Dec-18	10-Dec-18	10-Sep-18	30-Apr-19	30-Apr-19
Expiry date	31-Dec-23	31-Dec-23	31-Dec-23	31-Dec-23	10-Sep-22	30-Apr-23	13-Jun-23
Expected life (years)(3)	5.06	5.06	5.06	5.06	4.00	4.00	4.12
Fair value at grant date	A$0.074	A$0.059	A$0.049	A$0.041	A$0.056	A$0.075	A$0.076

2018 Inputs	Series 1	Series 2	Series 3	Series 4	Series 5	Series 6	Series 7	Series 8	Series 9
Exercise price	—	—	—	—	—	—	—	—	A$0.33
Grant date share price	A$0.48	A$0.48	A$0.48	A$0.385	A$0.385	A$0.385	A$0.37	A$0.37	A$0.19
Dividend yield(1)	—	—	—	—	—	—	—	—	—
Volatility(2)	—	—	—	—	—	—	—	—	65%
Risk-free interest rate	—	—	—	—	—	—	—	—	2.10%
Grant date	23-May-17	23-May-17	23-May-17	5-Jun-17	16-Oct-17	16-Oct-17	11-Dec-17	11-Dec-17	26-Jun-18
Issue date	23-May-17	23-May-17	23-May-17	5-Jun-17	16-Oct-17	16-Oct-17	11-Dec-17	11-Dec-17	26-Jun-18
Expiry date	31-Dec-18	31-Dec-19	31-Dec-20	31-Dec-20	31-Dec-19	31-Dec-20	31-Dec-19	31-Dec-20	30-Jun-21
Expected life (years)(3)	1.61	2.61	3.61	3.58	2.21	3.21	2.05	3.06	3.01
Fair value at grant date	A$0.456	A$0.456	A$0.456	A$0.413	A$0.359	A$0.359	A$0.351	A$0.351	A$0.056

2017 Inputs	Series 10	Series 11	Series 12	Series 13	Series 14	Series 15	Series 16	Series 17	Series 18
Exercise price	A$0.45	A$0.66	—	—	—	—	—	—	A$0.50
Grant date share price	A$0.51	A$0.64	A$0.45	A$0.51	A$0.51	A$0.51	A$0.44	A$0.44	A$0.26
Dividend yield(1)	—	—	—	—	—	—	—	—	—
Volatility(2)	80%	80%	—	—	—	—	—	—	75%
Risk-free interest rate	1.81%	2.14%	—	—	—	—	—	—	2.03%
Grant date	25-Jan-17	5-Apr-17	21-Dec-16	25-Jan-17	25-Jan-17	25-Jan-17	19-Jun-17	19-Jun-17	22-Dec-15
Issue date	25-Jan-17	5-Apr-17	21-Dec-16	25-Jan-17	25-Jan-17	25-Jan-17	19-Jun-17	19-Jun-17	22-Dec-15
Expiry date	31-Dec-18	5-Apr-21	31-Dec-19	31-Dec-18	31-Dec-19	31-Dec-20	31-Dec-19	31-Dec-20	31-Dec-18
Expected life (years)(3)	1.93	4.00	3.03	1.93	2.93	3.93	2.53	3.54	3.03
Fair value at grant date	A$0.239	A$0.376	A$0.448	A$0.523	A$0.523	A$0.523	A$0.447	A$0.447	A$0.087

Notes:

[1]	The dividend yield reflects the assumption that the current dividend payout will remain unchanged.
[2]	The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome.
[3]	The expected life of the options and rights is based on the expiry date of the options or rights.